FINANCIAL DEBT - Nucleo (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	May 29, 2019 USD ($)
Financial Debt
Principal amount	$ 289,676		$ 300
Nucleo
Financial Debt
Principal amount		$ 2,701
Weighted average annual rate	8.20%	8.20%
Repayment term	4 years